Supplement to the
Strategic Advisers® Value Multi-Manager Fund
Class L and Class N
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

MMV-L-MMV-N-SUM-16-01 1.9879800.100	October 31, 2016

Supplement to the
Strategic Advisers® Value Multi-Manager Fund
July 30, 2016
Summary Prospectus

At a special meeting of Strategic Advisers® Value Multi-Manager Fund, shareholders approved new sub-advisory agreements with FIAM LLC and Geode Capital Management, LLC on behalf of the fund.

The following information replaces the similar information found under the "Investment Adviser" heading in the "Fund Summary" section.

Strategic Advisers (the Adviser) is the fund's manager. Aristotle Capital Management, LLC (Aristotle Capital), Robeco Investment Management, Inc. (dba Boston Partners (BP)), Brandywine Global Investment Management, LLC (Brandywine Global), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), and LSV Asset Management (LSV) have been retained to serve as sub-advisers for the fund. BP, FIAM, and Geode have not currently been allocated a portion of the fund's assets to manage.

MMV-SUM-16-01 1.9879799.100	October 31, 2016